Segment Information - Analysis by Reportable Segment of Revenue and Operating Results of Continuing Operations (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of operating segments [Line Items]
Revenues	$ 207,609	$ 7,393	$ 207,520	$ 215,483
Income (loss) before income tax	42,826	$ 1,525	41,867	44,986
From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	207,609		207,520	215,483
Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	28,676		28,573	30,107
Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	236,285		236,093	245,590
Intersegment Elimination [Member]
Disclosure of operating segments [Line Items]
Revenues	(28,676)		(28,573)	(30,107)
Consolidated [member]
Disclosure of operating segments [Line Items]
Revenues	207,609		207,520	215,483
Domestic Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	22,504		19,537	18,243
Domestic Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	69,469		65,728	66,753
Domestic Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	15,930		16,065	17,125
Domestic Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	85,399		81,793	83,878
Mobile Communications Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	8,777		11,250	15,328
Mobile Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	90,230		95,469	100,937
Mobile Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	1,536		1,564	1,702
Mobile Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	91,766		97,033	102,639
Internet Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	13,120		12,515	11,944
Internet Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	32,115		30,091	29,813
Internet Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	3,966		3,951	4,038
Internet Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	36,081		34,042	33,851
International Fixed Communications Business [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	829		799	1,024
International Fixed Communications Business [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	8,695		11,485	13,435
International Fixed Communications Business [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	1,875		2,079	2,234
International Fixed Communications Business [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	10,570		13,564	15,669
Other [Member]
Disclosure of operating segments [Line Items]
Income (loss) before income tax	(2,404)		(2,234)	(1,553)
Other [Member] | From External Customers [Member]
Disclosure of operating segments [Line Items]
Revenues	7,100		4,747	4,545
Other [Member] | Intersegment [Member]
Disclosure of operating segments [Line Items]
Revenues	5,369		4,914	5,008
Other [Member] | Segment [Member]
Disclosure of operating segments [Line Items]
Revenues	$ 12,469		$ 9,661	$ 9,553